SCHEDULE OF STOCK OPTIONS ACTIVITY (Details) - USD ($)	9 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Jun. 30, 2025	Jun. 30, 2024
Equity [Abstract]
Number of Shares, Outstanding, beginning balance	796,660	1,605,060	1,605,060	973,400
Weighted Average Exercise Price, Outstanding, beginning balance	$ 4.10	$ 4.85	$ 4.85	$ 6.44
Number of Shares, Granted	536,239			1,034,204
Weighted Average Exercise Price, Granted	$ 1.88			$ 3.45
Weighted Average Grant Date Fair Value, Granted	$ 1.23			$ 2.24
Number of Shares, Exercised	(62,125)			(100,104)
Weighted Average Exercise Price, Exercised	$ 4.10			$ 3.40
Aggregate intrinsic Value, Exercised	$ 115,095			$ 97,593
Number of Shares, Forfeited and cancelled	(304,440)	(387,535)	(808,400)	(302,440)
Weighted Average Exercise Price, Forfeited and cancelled	$ 3.43	$ 3.39	$ 5.60	$ 5.66
Number of Shares, Outstanding, ending balance	966,334	1,217,525	796,660	1,605,060
Weighted Average Exercise Price, Outstanding, ending balance	$ 3.08	$ 5.32	$ 4.10	$ 4.85
Weighted Average Remaining Contract Term (years), Outstanding	6 years 9 months	5 years 4 months 2 days	7 years 1 month 6 days	7 years 11 months 15 days
Aggregate intrinsic value, outstanding
Number of Shares, Exercisable, ending balance	729,335	766,905	385,189	426,363
Weighted Average Exercise Price, Exercisable, ending balance	$ 3.47	$ 6.39	$ 4.71	$ 8.72
Weighted Average Remaining Contract Term (years), exercisable	6 years 2 months 23 days	3 years 7 months 6 days	6 years 29 days	4 years 11 months 1 day
Aggregate intrinsic value, exercisable
Weighted Average Grant Date Fair Value, beginning balance	$ 3.08
Weighted Average Grant Date Fair Value, Exercised	3.40
Weighted Average Grant Date Fair Value, Forfeited and cancelled	2.54
Weighted Average Grant Date Fair Value, ending balance	2.21		$ 3.08
Weighted Average Grant Date Fair Value, Exercisable	$ 2.52